STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of statements of comprehensive or loss additional information [Abstract]
STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION
NOTE 19: -   STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION

a.	Cost of revenues:

	Year ended December 31,
	2020	2019	2018

Salaries and benefits	$508	$242	$873
Share-based compensation	-	-	68
Materials and sub-contractors	66	63	216
Depreciation	-	-	161
Rentals and maintenance	-	-	130
Other	-	29	4

	$574	$334	$1,452

b.	Research and development, net:

	Year ended December 31,
	2020	2019	2018

Salaries and benefits	$9,198	$9,811	$9,599
Share-based compensation	2,227	782	960
Materials and sub-contractors	3,817	2,686	1,368
Plant growth and greenhouse maintenance	628	337	342
Rentals and office maintenance	684	428	1,114
Depreciation and amortization	2,709	2,742	1,859
Other	45	579	709
Participation in respect of government grants	(2,021)	(1,574)	(1,265)

	$17,287	$15,791	$14,686

c.	Business development:

	Year ended December 31,
	2020	2019	2018

Salaries and benefits	$1,002	$907	$1,301
Share-based compensation	1,115	442	381
Travel	58	168	163
Legal	35	133	67
Other	462	379	172

	$2,672	$2,029	$2,084

d.	General and administrative:

	Year ended December 31,
	2020	2019	2018

Salaries and benefits	$2,362	$1,922	$1,755
Share-based compensation	755	354	322
Professional fees	2,023	1,151	1,075
Other	181	338	362

	$5,321	$3,765	$3,514

e.	Financing income and expenses

Financing income:

	Year ended December 31,
	2020	2019	2018

Exchange differences	$1,361	$1,432	$-
Interest income	230	759	1,413
Change in the fair value of marketable securities	-	439	-

	$1,591	$2,630	$1,413

Financing expenses:

	Year ended December 31,
	2020	2019	2018

Bank expenses and commissions	$32	$52	$141
Exchange differences	350	160	660
Change in the fair value of marketable securities	34	-	1,285
Pre-funded warrants issuance expenses	211	-	-
Revaluation of pre-funded warrants	1,944	-	-
Lease liability interest	237	302	-
Revaluation of liabilities in respect of government grants	143	41	120

	$2,951	$555	$2,206